Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement operations and comprehensive loss - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Operations and Comprehensive Loss
Loss from operations	$ (1,101,784)	$ (242,585)
Change in fair value of derivative warrant liabilities	(8,062,950)	1,810,050
Earnings before income taxes		(3,881,651)
Net loss	$ 7,030,196	(3,881,651)
Revision of Prior Period, Adjustment [Member]
Statement of Operations and Comprehensive Loss
Loss from operations
Loss upon issuance of private placement warrants		(1,103,400)
Offering costs associated with derivative warrant liabilities		(724,418)
Change in fair value of derivative warrant liabilities		(1,810,050)
Loss from investments held in Trust Account
Earnings before income taxes		(3,637,868)
Net loss		(3,637,868)
Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Loss from operations		(242,585)
Change in fair value of derivative warrant liabilities
Loss from investments held in Trust Account		(1,198)
Earnings before income taxes		(243,783)
Net loss		(243,783)
Revision of Prior Period, Reclassification, Adjustment [Member]
Statement of Operations and Comprehensive Loss
Loss from operations		(242,585)
Other income (expense):
Loss upon issuance of private placement warrants		(1,103,400)
Offering costs associated with derivative warrant liabilities		(724,418)
Change in fair value of derivative warrant liabilities		(1,810,050)
Loss from investments held in Trust Account		(1,198)
Earnings before income taxes		(3,881,651)
Net loss		(3,881,651)
Common Class A [Member]
Statement of Operations and Comprehensive Loss
Net loss
Basic and Diluted weighted-average shares outstanding (in Shares)	20,650,000	20,547,368
Basic and Diluted net income per shares (in Dollars per share)	$ 0.00	$ 0.00
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net income per shares (in Dollars per share)
Common Class A [Member] | Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average shares outstanding (in Shares)		20,547,368
Basic and Diluted net income per shares (in Dollars per share)		$ 0.00
Common Class A [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average shares outstanding (in Shares)		20,547,368
Basic and Diluted net income per shares (in Dollars per share)		$ 0.00
Common Class B [Member]
Statement of Operations and Comprehensive Loss
Net loss
Basic and Diluted weighted-average shares outstanding (in Shares)	5,162,500	5,055,914 [1]
Basic and Diluted net income per shares (in Dollars per share)	$ 1.36	$ (0.55)
Common Class B [Member] | Revision of Prior Period, Adjustment [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net income per shares (in Dollars per share)		$ (0.50)
Common Class B [Member] | Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average shares outstanding (in Shares)		5,055,914
Basic and Diluted net income per shares (in Dollars per share)		$ (0.05)
Common Class B [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average shares outstanding (in Shares)		5,055,914
Basic and Diluted net income per shares (in Dollars per share)		$ (0.55)

[1]	This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.